Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of total assets per the audited financial statements to the Form 5500 at December 31, 2025 and 2024:

	2025	2024
Net assets available for benefits per the audited financial statements	$407,791,359	$300,197,133
Less: deemed distributed loans (1)	(175,582)	(194,007)
Total net assets per the Form 5500, Schedule H, Part 1 (line 1(l))	$407,615,777	$300,003,126

The following is a reconciliation of benefit payments per the audited financial statements to the Form 5500:

	2025	2024
Benefit payments per the audited financial statements	$28,597,574	$36,828,219
Plus: deemed distributed loans	151,508	104,322
Less: payments of deemed distributed loans including interest (1)	(168,808)	(209,308)
Benefits paid to participants per the Form 5500	$28,580,274	$36,723,233

(1)In the financial statements of the Plan, delinquent loans remain as assets of the Plan. However, for the Form 5500 reporting purposes delinquent loans are removed from Plan assets and reported as a benefit paid to a participant.